UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

97457-1012                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
August 31, 2012 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (25.1%)

            PREFERRED SECURITIES (0.5%)

            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
       50   Chesapeake Energy Corp., 5.75%, perpetual(a)              $       47
                                                                      ----------
            FINANCIALS (0.4%)
            -----------------
            LIFE & HEALTH INSURANCE (0.4%)
    5,681   Delphi Financial Group, Inc., 7.38%, perpetual                   141
                                                                      ----------
            Total Preferred Securities (cost: $188)                          188
                                                                      ----------
            INVESTMENT COMPANIES (24.6%)
   22,483   iShares iBoxx High Yield Corporate Bond Fund                   2,076
    2,662   iShares Russell 2000 Index Fund                                  216
   11,433   iShares S&P MidCap 400 Index Fund                              1,112
   10,708   Market Vectors Gold Miners ETF                                   513
    4,775   Market Vectors Junior Gold Miners ETF                            104
   42,406   SPDR S&P 500 ETF Trust                                         5,989
                                                                      ----------
            Total Investment Companies (cost: $9,450)                     10,010
                                                                      ----------
            Total U.S. Equity Securities(cost: $9,638)                    10,198
                                                                      ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
--------------------------------------------------------------------------------
            INTERNATIONAL EQUITY SECURITIES (14.3%)

            PREFERRED SECURITIES (2.5%)

            FINANCIALS (2.5%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   12,000   ING Groep N.V., 7.38%, perpetual                                 300
                                                                      ----------
            REGIONAL BANKS (1.0%)
      400   M&T Bank Corp., 5.00%, perpetual, 6.38%, 11/15/2013*(g)          407
                                                                      ----------
            REINSURANCE (0.7%)
     $300   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)          297
                                                                      ----------
            Total Financials                                               1,004
                                                                      ----------
            Total Preferred Securities (cost: $963)                        1,004
                                                                      ----------

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1  | USAA Cornerstone Moderately Conservative Fund
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
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            INVESTMENT COMPANIES (11.8%)
   67,828   iShares MSCI EAFE Index Fund                                               $      3,500
   32,731   Vanguard MSCI Emerging Markets ETF                                                1,314
                                                                                       ------------
            Total Investment Companies (cost: $4,558)                                         4,814
                                                                                       ------------
            Total International Equity Securities(cost: $5,521)                               5,818
                                                                                       ------------
            GLOBAL REAL ESTATE EQUITY SECURITIES (0.8%)

            PREFERRED SECURITIES (0.8%)

            REITs - OFFICE (0.8%)
            ---------------------
   12,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                318
                                                                                       ------------
            Total Global Real Estate Equity Securities(cost: $316)                              318
                                                                                       ------------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE       MATURITY
---------------------------------------------------------------------------------------------------
            BONDS (50.0%)

            CORPORATE OBLIGATIONS (19.8%)

            ENERGY (2.5%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
$     400   Quicksilver Resources, Inc.                        7.13%     4/01/2016              326
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (1.7%)
      200   Enbridge Energy Partners, LP                       8.05     10/01/2037              224
      150   Enterprise Products Operating, LP                  7.00      6/01/2067              157
      400   Southern Union Co.                                 3.46 (b) 11/01/2066              318
                                                                                       ------------
                                                                                                699
                                                                                       ------------
            Total Energy                                                                      1,025
                                                                                       ------------
            FINANCIALS (12.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
      200   State Street Capital Trust IV                      1.47 (b)  6/15/2037              144
                                                                                       ------------
            CONSUMER FINANCE (1.4%)
      400   American Express Co. (c)                           6.80      9/01/2066              428
      150   Capital One Financial Corp. (c)                    7.69      8/15/2036              152
                                                                                       ------------
                                                                                                580
                                                                                       ------------
            DIVERSIFIED BANKS (1.0%)
      400   Compass Bank                                       6.40     10/01/2017              410
                                                                                       ------------
            LIFE & HEALTH INSURANCE (3.4%)
      150   Great-West Life & Annuity Insurance Co. (a)        7.15      5/16/2046              154
      400   Lincoln National Corp.                             7.00      5/17/2066              402
      400   MetLife, Inc. (c)                                  6.40     12/15/2066              428
      400   StanCorp Financial Group, Inc.                     6.90      6/01/2067              388
                                                                                       ------------
                                                                                              1,372
                                                                                       ------------
            MULTI-LINE INSURANCE (2.7%)
      500   Genworth Financial, Inc.                           6.15     11/15/2066              302
      350   Glen Meadow (a)                                    6.51      2/12/2067              283
      400   Nationwide Mutual Insurance Co. (a)                5.81     12/15/2024              368

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                                                   Portfolio of Investments |  2

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
PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$     150   ZFS Finance USA Trust V (a)                        6.50%     5/09/2037     $        158
                                                                                       ------------
                                                                                              1,111
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
      300   Countrywide Financial Corp. (c)                    6.25      5/15/2016              323
      150   General Electric Capital Corp.                     6.38     11/15/2067              158
      150   General Electric Capital Corp. (c)                 6.38     11/15/2067              158
                                                                                       ------------
                                                                                                639
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (1.6%)
      300   Allstate Corp.                                     6.13      5/15/2037              309
      300   Progressive Corp.                                  6.70      6/15/2037              324
                                                                                       ------------
                                                                                                633
                                                                                       ------------
            REGIONAL BANKS (0.5%)
      200   Regions Financial Corp.                            7.75     11/10/2014              222
                                                                                       ------------
            Total Financials                                                                  5,111
                                                                                       ------------
            INDUSTRIALS (0.5%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
      248   Textron Financial Corp. (a)                        6.00      2/15/2067              207
                                                                                       ------------
            UTILITIES (4.2%)
            ----------------
            ELECTRIC UTILITIES (2.4%)
      300   FPL Group Capital, Inc.                            6.35     10/01/2066              314
      350   PPL Capital Funding, Inc.                          6.70      3/30/2067              360
      400   Texas Competitive Electric Holdings Co., LLC (d)   4.77     10/10/2017              273
                                                                                       ------------
                                                                                                947
                                                                                       ------------
            MULTI-UTILITIES (1.8%)
      300   Dominion Resources, Inc.                           7.50      6/30/2066              324
      400   Integrys Energy Group, Inc.                        6.11     12/01/2066              417
                                                                                       ------------
                                                                                                741
                                                                                       ------------
            Total Utilities                                                                   1,688
                                                                                       ------------
            Total Corporate Obligations (cost: $7,775)                                        8,031
                                                                                       ------------
            EURODOLLAR AND YANKEE OBLIGATIONS (8.3%)

            ENERGY (0.8%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.8%)
      300   TransCanada Pipelines Ltd.                         6.35      5/15/2067              319
                                                                                       ------------
            FINANCIALS (5.6%)
            -----------------
            DIVERSIFIED BANKS (2.6%)
      400   Barclays Bank plc                                  1.00 (b)          -(e)           178
      400   Barclays Bank plc (c)                              1.00 (b)          -(e)           178
      800   HSBC Bank plc (c)                                  1.00 (b)          -(e)           368
      300   Royal Bank of Scotland Group plc                   9.50      3/16/2022              326
                                                                                       ------------
                                                                                              1,050
                                                                                       ------------
            MULTI-LINE INSURANCE (1.8%)
      800   AXA S.A. (c)                                       1.68 (b)          -(e)           380
      400   Oil Insurance Ltd. (a)                             3.44 (b)          -(e)           345
                                                                                       ------------
            Total Multi-Line Insurance                                                          725
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.7%)
      300   QBE Capital Funding III, LP (a)                    7.25      5/24/2041              294
                                                                                       ------------

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3  | USAA Cornerstone Moderately Conservative Fund
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
PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            REINSURANCE (0.5%)
$     200   Platinum Underwriters Finance, Inc.                7.50%     6/01/2017     $        220
                                                                                       ------------
            Total Financials                                                                  2,289
                                                                                       ------------
            INDUSTRIALS (0.8%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.8%)
      300   Hutchison Whampoa Ltd. (a)                         6.00              -(e)           312
                                                                                       ------------
            MATERIALS (1.1%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
       50   Cemex Espana Luxembourg (a)                        9.88      4/30/2019               51
                                                                                       ------------
            STEEL (1.0%)
      400   ArcelorMittal                                      4.00      2/25/2015              396
                                                                                       ------------
            Total Materials                                                                     447
                                                                                       ------------
            Total Eurodollar and Yankee Obligations (cost: $3,351)                            3,367
                                                                                       ------------
            COMMERCIAL MORTGAGE SECURITIES (11.2%)

            FINANCIALS (11.2%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (11.2%)
      299   Banc of America Commercial Mortgage, Inc.          4.77      7/10/2043              291
      400   Banc of America Commercial Mortgage, Inc. (c)      5.81      7/10/2044              406
      368   Banc of America Commercial Mortgage, Inc. (a)      6.14      9/10/2047              375
      400   Bear Stearns Commercial Mortgage Securities,
                 Inc. (c)                                      4.75      6/11/2041              411
      400   Citigroup Commercial Mortgage Trust                5.73      3/15/2049              365
      300   Credit Suisse First Boston Mortgage Securities
                 Corp.                                         5.10      8/15/2038              313
      400   GMAC Commercial Mortgage Securities, Inc.          4.97     12/10/2041              335
      150   Greenwich Capital Commercial Funding Corp.         5.88      7/10/2038              160
      300   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                              5.37      5/15/2047              299
      300   LB-UBS Commercial Mortgage Trust                   5.38     11/15/2038              308
      400   Merrill Lynch Mortgage Trust                       5.14      7/12/2038              407
      300   Morgan Stanley Capital I, Inc.                     5.07      8/13/2042              309
      400   Wachovia Bank Commercial Mortgage Trust            5.93      5/15/2043              388
      200   Wachovia Bank Commercial Mortgage Trust            5.60     10/15/2048              205
                                                                                       ------------
                                                                                              4,572
                                                                                       ------------
            Total Financials                                                                  4,572
                                                                                       ------------
            Total Commercial Mortgage Securities (cost: $4,498)                               4,572
                                                                                       ------------
            U.S. TREASURY SECURITIES (10.7%)

            BONDS (5.4%)
       50   2.75%, 8/15/2042                                                                     51
    2,011   3.00%, 5/15/2042                                                                  2,148
                                                                                       ------------
                                                                                              2,199
                                                                                       ------------
            NOTES (5.3%)
      200   1.63%, 8/15/2022                                                                    201
    1,906   1.75%, 5/15/2022                                                                  1,945
                                                                                       ------------
                                                                                              2,146
                                                                                       ------------
            Total U.S. Treasury Securities (cost: $4,320)                                     4,345
                                                                                       ------------
            Total Bonds
            (cost: $19,944)                                                                  20,315
                                                                                       ------------

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                                                   Portfolio of Investments |  4

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
NUMBER                                                                                       MARKET
OF                                                           COUPON                           VALUE
SHARES      SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (9.8%)

            MONEY MARKET FUNDS (9.8%)
4,010,321   State Street Institutional Liquid Reserve Fund, 0.19% (f)(cost: $4,010)    $      4,010
                                                                                       ------------
            TOTAL INVESTMENTS (COST: $39,429)                                          $     40,659
                                                                                       ============

NUMBER
OF
CONTRACTS
---------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.1%)
       50   Put - iShares MSCI EAFE Index expiring October 20, 2012 at 39                         6
       20   Put - S&P 500 Index expiring September 22, 2012 at 1390                              28
                                                                                       ------------
            TOTAL PURCHASED OPTIONS
            (COST: $31)                                                                $         34
                                                                                       ============
            WRITTEN OPTIONS (0.0%)
     (25)   Call - iShares MSCI EAFE Index expiring October 20, 2012 at 41                       (2)
     (17)   Call - S&P 500 Index expiring September 22, 2012 at 1430                            (13)
     (50)   Put - iShares MSCI EAFE Index expiring October 20, 2012 at 36                        (2)
      (4)   Put - S&P 500 Index expiring September 22, 2012 at 1310                              (1)
                                                                                       ------------
            TOTAL WRITTEN OPTIONS
            (PREMIUMS RECEIVED: $26)                                                   $        (18)
                                                                                       ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Preferred Securities                           --             188               --               188
   Investment Companies                       10,010              --               --            10,010
International Equity Securities:
   Preferred Securities                          300             704               --             1,004
   Investment Companies                        4,814              --               --             4,814
Global Real Estate Equity Securities:
   Preferred Securities                           --             318               --               318
Bonds:
  Corporate Obligations                           --           8,031               --             8,031
  Eurodollar And Yankee Obligations               --           3,367               --             3,367
  Commercial Mortgage Securities                  --           4,572               --             4,572
  U.S. Treasury Securities                     4,345              --               --             4,345
Money Market Instruments:
  Money Market Funds                           4,010              --               --             4,010
Purchased Options                                 34              --               --                34
-------------------------------------------------------------------------------------------------------
Total                                  $      23,513     $    17,180     $         --     $      40,693
-------------------------------------------------------------------------------------------------------

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5  | USAA Cornerstone Moderately Conservative Fund

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
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
LIABILITIES                             LIABILITIES                                               TOTAL
-------------------------------------------------------------------------------------------------------
Written Options                        $         (18)    $        --     $         --     $         (18)
-------------------------------------------------------------------------------------------------------
Total                                  $         (18)    $        --     $         --     $         (18)
-------------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through August 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

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NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund commenced operations on June 8, 2012.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

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7  | USAA Cornerstone Moderately Conservative Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stock, certain preferred securities, and certain bonds valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is

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9  | USAA Cornerstone Moderately Conservative Fund

================================================================================

required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $1,301,000 and $68,000, respectively, resulting in net unrealized appreciation of $1,233,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $40,649,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.0% of net assets at August 31, 2012.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

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11  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT     Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2012.

(c) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at August 31, 2012.

(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) Rate represents the money market fund annualized seven-day yield at August 31, 2012.

(g) Stepped-coupon security that increases it's coupon at the specified date and rate shown in the security's description.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.